Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 16.0%
$ 557,334
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 0.802%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
$ 557,229
8,200,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
8,186,658
16,500,000
AmeriCredit Automobile Receivables
Trust, Series 2021-1, Class B, 0.680%,
10/19/26 .......................
16,369,642
5,763
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-W3,
Class A2D, 0.782%, (LIBOR USD
1-Month plus 0.68%), 11/25/35(a) ....
5,761
10,215,000
ARI Fleet Lease Trust, Series 2019-A,
Class A3, 2.530%, 11/15/27(b) .......
10,372,501
2,143,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(b) .....................
2,186,521
3,500,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2018-1A, Class A, 3.700%,
9/20/24(b) .....................
3,630,166
8,000,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-2A, Class A, 3.350%,
9/22/25(b) .....................
8,378,908
2,030,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(b) .....................
2,075,509
3,000,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(b) .....................
3,032,371
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(b) .....................
6,138,741
12,034,000
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%,
8/15/28 .......................
12,375,201
8,720,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
8,538,982
1,061,369
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/16/32(b) ....
1,062,591
2,361,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
3,265,014
21,756
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.860%,
6/25/37 .......................
21,897
6,041,000
Enterprise Fleet Financing, LLC, Series
2020-1, Class A3, 1.860%, 12/22/25(b) .
6,122,069
6,943,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(b) .
6,841,602
19,805,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(b) .....................
19,410,894
10,559,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(b) .....................
10,506,258
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 3,750,000
GM Financial Revolving Receivables
Trust, Series 2021-1, Class A, 1.170%,
6/12/34(b) .....................
$ 3,687,088
7,200,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(b) ...............
7,137,812
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(b)
15,503,231
97,668
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT1, Class M2, 0.807%,
(LIBOR USD 1-Month plus 0.71%),
6/25/35(a) .....................
97,665
535,946
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1.227%,
(LIBOR USD 1-Month plus 1.13%),
10/25/33(a) .....................
534,878
16,000,000
OneMain Direct Auto Receivables Trust
2021-1, Series 2021-1A, Class A,
0.870%, 7/14/28(b) ...............
15,794,743
20,805,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b) .....................
20,510,283
115,780
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates, Series 2005-
WHQ2, Class M2, 0.792%, (LIBOR
USD 1-Month plus 0.69%), 5/25/35(a) .
115,801
14,077,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
14,085,757
8,858,000
Santander Drive Auto Receivables Trust,
Series 2021-4, Class B, 0.880%, 6/15/26
8,800,369
2,736,394
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 1.002%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
2,736,007
57,460
SoFi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.953%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
57,515
8,405,000
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%,
11/25/31(b) ....................
8,680,011
5,150,000
Toyota Auto Loan Extended Note Trust
2020-1, Series 2020-1A, Class A,
1.350%, 5/25/33(b) ...............
5,137,069
8,242,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(b) ........
8,337,255
Total Asset Backed Securities
(Cost $240,454,892) .............. 240,293,999
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
20,283
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 2.849%, 4/25/35(c) .
20,380
217,360
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
224,310

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 370,382
Banc of America Funding Trust, Series
2004-C, Class 4A1, 0.421%, (LIBOR
USD 1-Month plus 0.66%), 12/20/34(a)
$ 370,420
248,800
Banc of America Funding Trust, Series
2006-2, Class 3A1, 6.000%, 3/25/36 ...
251,101
9,822
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
9,808
68,795
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
70,105
162,329
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
167,300
920,831
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41 .................
1,018,039
10,561
Fannie Mae, Series 2013-133, Class AV,
4.000%, 12/25/26 ................
10,552
3,982,875
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
4,001,540
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
944,136
1,107,987
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
1,128,416
221,829
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
225,027
324,300
FirstKey Mortgage Trust, Series 2014-1,
Class A12, 3.500%, 11/25/44(b)(c) ....
327,894
447,152
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
488,402
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
833,528
379,428
Freddie Mac, Series 3768, Class V, 4.000%,
11/15/23 .......................
387,023
739,542
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
766,821
1,595,527
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
1,659,409
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
500,073
404,125
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
429,456
370,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
379,054
920,813
Freddie Mac, Series 4287, Class V, 4.500%,
10/15/26 .......................
957,141
488,635
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
505,600
612,080
Freddie Mac, Series 4331, Class V, 4.000%,
11/15/28 .......................
615,572
2,185,974
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
2,219,425
222,548
Freddie Mac, Series 4648, Class E,
3.500%, 8/15/43 .................
222,877
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 1,642,933
Freddie Mac, Series 4654, Class KA,
3.000%, 6/15/45 .................
$ 1,689,845
8,523,665
Freddie Mac, Series 4655, Class GV,
3.500%, 12/15/36 ................
8,605,698
2,140,586
Freddie Mac, Series 4657, Class VT,
3.500%, 6/15/37 .................
2,155,297
609,659
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
618,139
191,719
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
207,959
3,879,191
Ginnie Mae, Series 2014-2, Class AG,
2.327%, 3/20/40(c) ...............
3,895,532
374,299
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
387,626
259,962
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
232,516
68
RAAC Trust, Series 2004-SP3, Class AI5,
4.890%, 12/25/32(c) ..............
68
108,447
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
109,346
116,886
Residential Asset Securitization Trust,
Series 2004-IP2, Class 4A, 3.218%,
12/25/34(c) .....................
115,233
Total Collateralized Mortgage Obligations
(Cost $36,532,490) ............... 36,750,668
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 18.9%
14,468,000
BANK 2020-BNK27, Series 2020-BN27,
Class A5, 2.144%, 4/15/63 ..........
14,465,789
1,880,000
BANK 2020-BNK29, Series 2020-BN29,
Class A4, 1.997%, 11/15/53 .........
1,855,193
3,186,000
BBCMS Mortgage Trust, Series 2020-C7,
Class A5, 2.037%, 4/15/53 ..........
3,148,673
5,389,000
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
5,277,254
3,603,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53 .....
3,536,599
6,730,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class C, 1.209%, (LIBOR
USD 1-Month plus 1.10%), 10/15/36(a)
(b) ...........................
6,701,688
6,612,000
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 1.287%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
6,529,052
6,834,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 1.610%, (LIBOR
USD 1-Month plus 1.50%), 11/15/26(a)
(b) ...........................
6,809,947

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 2,972,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 1.371%, (LIBOR
USD 1-Month plus 1.27%), 12/15/28(a)
(b) ...........................
$ 2,971,071
4,687,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class C, 1.571%, (LIBOR
USD 1-Month plus 1.47%), 12/15/28(a)
(b) ...........................
4,685,541
5,662,000
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 1.307%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
5,626,888
1,637,000
BX Trust, Series 2021-ARIA, Class A,
1.009%, (LIBOR USD 1-Month plus
0.90%), 10/15/36(a)(b) ............
1,633,922
6,776,000
BX Trust, Series 2021-RISE, Class C,
1.550%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
6,763,409
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(c) .......
4,626,939
530,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
570,520
3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
3,739,958
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,445,352
5,806,000
Citigroup Commercial Mortgage Trust,
Series 2018-B2, Class A4, 4.009%,
3/10/51 .......................
6,438,252
3,159,000
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
3,301,421
891,000
COMM Mortgage Trust, Series 2012-CR1,
Class AM, 3.912%, 5/15/45 .........
896,259
795,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
838,956
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,722,979
1,208,000
COMM Mortgage Trust, Series 2014-
LC17, Class A5, 3.917%, 10/10/47 ....
1,282,359
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,123,473
7,155,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
7,711,090
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,430,979
3,639,000
DBJPM 20-C9 Mortgage Trust, Series
2020-C9, Class A5, 1.926%, 8/15/53 ..
3,566,480
6,168,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 1.430%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
6,131,521
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 3,768,573
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(c) ............
$ 4,041,035
2,228,000
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 6/25/29 ..............
2,411,599
2,985,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K068, Class
A2, 3.244%, 8/25/27 ..............
3,248,890
3,493,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K069, Class
A2, 3.187%, 9/25/27(c) ............
3,796,187
7,569,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K099, Class
A2, 2.595%, 9/25/29 ..............
8,028,327
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(c) ...........
3,742,484
8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
9,906,964
5,603,272
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.458%, 6/25/28(c) ......
5,882,430
190,475
GS Mortgage Securities Trust, Series 2010-
C1, Class A2, 4.592%, 8/10/43(b) .....
190,291
2,673,000
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(b) .....
2,676,022
1,010,000
GS Mortgage Securities Trust, Series 2012-
GCJ7, Class AS, 4.085%, 5/10/45 .....
1,015,307
2,249,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,377,063
2,209,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(c) ...
2,358,491
6,706,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
6,801,558
2,928,360
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(b)(c) ...........
2,944,298
1,497,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-C10, Class
AS, 3.372%, 12/15/47 .............
1,526,844
3,600,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
3,765,589
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(c) ...........
1,634,217
1,245,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
1,319,850
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
4,050,709
2,998,000
JPMDB Commercial Mortgage Securities
Trust, Series 2020-COR7, Class A5,
2.180%, 5/13/53 .................
2,995,083

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 6,719,000
Med Trust, Series 2021-MDLN, Class C,
1.910%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
$ 6,702,155
589,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
623,158
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
5,629,970
2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
2,702,517
9,850,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
11,045,257
7,147,000
Morgan Stanley Capital I Trust, Series
2020-HR8, Class A4, 2.041%, 7/15/53 .
7,038,795
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
9,665,866
7,431,000
OPG Trust, Series 2021-PORT, Class C,
0.942%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
7,306,563
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
3,023,551
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
786,935
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
9,300,336
4,724,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A5, 2.448%,
6/15/53 .......................
4,815,296
11,997,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
11,938,650
8,566,171
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
8,586,690
1,337,000
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS, 3.660%,
8/15/45 .......................
1,348,660
3,311,000
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class A5, 3.752%,
9/15/57 .......................
3,479,577
899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
953,947
Total Commercial Mortgage-Backed
Securities
(Cost $280,535,042) .............. 284,492,725
Principal
Amount Fair Value
CORPORATE BONDS — 39.8%
Aerospace & Defense — 0.8%
$ 4,610,000
Boeing Co. (The), 5.705%, 5/1/40 ...... $ 5,935,233
3,499,000
L3Harris Technologies, Inc., 3.832%,
4/27/25 ....................... 3,731,737
1,730,000
Raytheon Technologies Corp., 4.500%,
6/1/42 ........................ 2,156,079
11,823,049
Automobiles — 0.9%
3,545,000
Daimler Trucks Finance North America,
LLC, 2.000%, 12/14/26(b) .......... 3,562,325
3,844,000
General Motors Financial Co., Inc.,
2.750%, 6/20/25 ................. 3,968,219
2,382,000
General Motors Financial Co., Inc.,
4.350%, 4/9/25 .................. 2,563,734
3,936,000
Hyundai Capital America, 0.800%,
1/8/24(b) ...................... 3,879,736
13,974,014
Banks — 8.4%
2,672,000
Australia & New Zealand Banking Group,
Ltd., 2.950%, (5-Year Treasury Constant
Maturity plus 1.29%), 7/22/30(b)(c) ... 2,739,334
4,441,000
Bank of America Corp., 0.740%, (SOFR
plus 0.69%), 4/22/25(a) ............ 4,456,481
6,181,000
Bank of America Corp., 3.419%, (LIBOR
USD 3-Month plus 1.04%), 12/20/28(d) 6,603,935
5,536,000
Bank of America Corp., MTN, 1.898%,
(SOFR plus 1.53%), 7/23/31(d) ...... 5,304,080
2,845,000
Bank of Montreal, MTN, 0.949%, (SOFR
plus 0.60%), 1/22/27(d) ............ 2,753,934
3,593,000
Barclays PLC, 4.338%, (LIBOR USD
3-Month plus 1.36%), 5/16/24(d) ..... 3,740,535
3,951,000
BPCE SA, 2.375%, 1/14/25(b) ........ 4,021,164
3,195,000
Capital One Financial Corp., 3.300%,
10/30/24 ....................... 3,363,328
7,766,000
Citigroup, Inc., 0.719%, (SOFR plus
0.67%), 5/1/25(a) ................ 7,820,090
2,292,000
Citigroup, Inc., 5.316%, (SOFR plus
4.55%), 3/26/41(d) ............... 3,036,841
5,484,000
Commonwealth Bank of Australia, 0.449%,
(SOFR plus 0.40%), 7/7/25(a)(b) ..... 5,484,001
4,224,000
Credit Suisse Group Funding Guernsey,
Ltd., 3.800%, 9/15/22 ............. 4,315,134
3,336,000
First Citizens BancShares, Inc., 3.375%,
(SOFR plus 2.47%), 3/15/30(d) ...... 3,390,255
3,558,000
Huntington Bancshares, Inc., 2.625%,
8/6/24 ........................ 3,664,544
4,487,000
JPMorgan Chase & Co., 0.934%, (SOFR
plus 0.89%), 4/22/27(a) ............ 4,542,698
4,660,000
JPMorgan Chase & Co., 2.083%, (SOFR
plus 1.85%), 4/22/26(d) ............ 4,731,738
3,468,000
JPMorgan Chase & Co., 3.157%, (SOFR
plus 1.46%), 4/22/42(d) ............ 3,630,593
3,010,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 3,284,958

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 2,018,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(b)(d) .......... $ 1,964,403
4,305,000
Mitsubishi UFJ Financial Group, Inc.,
3.761%, 7/26/23 ................. 4,489,990
2,633,000
Morgan Stanley, 0.790%, (SOFR plus
0.53%), 5/30/25(d) ............... 2,599,087
7,395,000
NatWest Markets PLC, 3.625%, 9/29/22(b) 7,560,005
3,039,000
PNC Financial Services Group, Inc. (The),
2.550%, 1/22/30 ................. 3,127,236
3,758,000
PNC Financial Services Group, Inc.
(The), Series O, 3.810%, (LIBOR USD
3-Month plus 3.68%)(c)(e) ......... 3,739,581
4,449,000
Royal Bank of Canada, GMTN, 0.620%,
(SOFRINDX plus 0.57%), 4/27/26(a) .. 4,443,254
4,847,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. 4,714,011
2,994,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(c) ..................... 3,218,092
5,633,000
UBS Group AG, 1.106%, (LIBOR USD
3-Month plus 0.95%), 8/15/23(a)(b) ... 5,657,664
1,194,000
Visa, Inc., 2.700%, 4/15/40 ........... 1,223,481
4,074,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(d) ............... 4,189,598
1,882,000
Westpac Banking Corp., GMTN, 4.322%,
(USD Swap Rate 11:00 am NY 5 plus
2.24%), 11/23/31(c) .............. 2,036,493
125,846,538
Beverages — 0.8%
2,936,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 3,548,269
2,298,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 3,335,162
3,445,000
Bacardi, Ltd., 4.450%, 5/15/25(b) ...... 3,734,702
1,400,000
PepsiCo, Inc., 2.750%, 10/21/51 ....... 1,440,698
12,058,831
Capital Goods — 0.2%
3,080,000
Keysight Technologies, Inc., 4.550%,
10/30/24 ....................... 3,330,712
Capital Markets — 0.5%
3,818,000
Morgan Stanley, 2.188%, (SOFR plus
1.99%), 4/28/26(d) ............... 3,894,536
2,912,000
Morgan Stanley, 3.971%, (LIBOR USD
3-Month plus 1.46%), 7/22/38(d) ..... 3,326,517
7,221,053
Chemicals — 1.1%
3,186,000
Albemarle Corp., 5.450%, 12/1/44 ...... 4,156,254
3,659,000
FMC Corp., 3.450%, 10/1/29 ......... 3,899,531
3,620,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 4,198,738
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Chemicals — (continued)
$ 4,064,000
Westlake Chemical Corp., 2.875%, 8/15/41 $ 3,965,359
16,219,882
Commercial Services & Supplies — 0.6%
4,130,000
Sodexo, Inc., 1.634%, 4/16/26(b) ....... 4,093,399
3,802,000
Waste Connections, Inc., 2.950%, 1/15/52 3,757,562
446,000
Waste Management, Inc., 3.900%, 3/1/35 . 500,632
8,351,593
Construction Materials — 0.2%
1,811,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 2,230,671
Diversified Financial Services — 3.3%
6,540,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 4.450%, 10/1/25 . 7,041,688
3,733,000
Avolon Holdings Funding, Ltd., 2.875%,
2/15/25(b) ..................... 3,814,747
3,830,000
Bain Capital Specialty Finance, Inc.,
2.950%, 3/10/26 ................. 3,820,395
3,508,000
Barings BDC, Inc., 3.300%, 11/23/26(b) . 3,471,567
3,509,000
BlackRock, Inc., 1.900%, 1/28/31 ...... 3,461,822
3,807,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(b) ..................... 3,827,519
5,000,000
Charles Schwab Corp. (The), 0.570%,
(SOFR plus 0.52%), 5/13/26(a) ...... 5,013,939
5,343,000
Goldman Sachs BDC, Inc., 2.875%,
1/15/26 ....................... 5,475,082
2,281,000
Goldman Sachs Group, Inc. (The), 6.250%,
2/1/41 ........................ 3,324,266
4,203,000
Goldman Sachs Group, Inc. (The), Series
VAR, 1.093%, (SOFR plus 0.79%),
12/9/26(d) ..................... 4,097,711
2,088,000
Jefferies Group, LLC/Jefferies Group
Capital Finance, Inc., 4.150%, 1/23/30 . 2,316,961
4,552,000
Owl Rock Capital Corp., 3.400%, 7/15/26 4,627,628
50,293,325
Diversified Telecommunication Services — 1.4%
3,357,250
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b) ........... 3,512,355
3,646,000
T-Mobile USA, Inc., 3.400%, 10/15/52(b) 3,641,815
3,553,000
T-Mobile USA, Inc., 3.500%, 4/15/25 ... 3,765,816
3,961,000
Verizon Communications, Inc., 1.450%,
3/20/26 ....................... 3,943,030
2,240,000
Verizon Communications, Inc., 2.987%,
10/30/56 ....................... 2,129,590
2,805,000
Verizon Communications, Inc., 4.812%,
3/15/39 ....................... 3,525,457
20,518,063
Electric Utilities — 1.5%
2,929,000
CenterPoint Energy, Inc., 2.950%, 3/1/30 . 3,024,675
3,771,000
Dominion Energy, Inc., STEP, 3.071%,
8/15/24 ....................... 3,904,143

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 3,857,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... $ 4,264,795
2,834,000
Entergy Mississippi, LLC, 3.100%, 7/1/23 2,893,581
3,386,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 4,145,307
1,000,000
Korea East-West Power Co., Ltd., 1.750%,
5/6/25(b) ...................... 1,007,520
2,741,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 2,750,265
21,990,286
Electrical Equipment — 0.3%
3,939,000
Vontier Corp., 2.950%, 4/1/31(b) ....... 3,901,776
Energy Equipment & Services — 1.7%
3,589,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 3,847,806
1,919,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 2,553,255
1,557,000
Hess Corp., 7.875%, 10/1/29 .......... 2,108,498
2,990,000
Kinder Morgan, Inc., 4.300%, 6/1/25 .... 3,232,378
2,514,000
MPLX L.P., 4.125%, 3/1/27 .......... 2,752,128
228,000
NuStar Logistics L.P., 6.000%, 6/1/26 ... 247,380
981,000
ONEOK, Inc., 4.550%, 7/15/28 ........ 1,083,845
3,905,000
Plains All American Pipeline LP/PAA
Finance Corp., 4.900%, 2/15/45 ...... 4,250,041
4,846,000
Sabine Pass Liquefaction, LLC, 5.625%,
3/1/25 ........................ 5,382,065
25,457,396
Equity Real Estate Investment Trusts (REITS)
— 3.0%
3,279,000
American Tower Trust, 3.652%, 3/23/28(b) 3,437,468
2,220,000
Brixmor Operating Partnership L.P.,
4.125%, 5/15/29 ................. 2,461,489
3,564,000
Federal Realty Investment Trust, 3.500%,
6/1/30 ........................ 3,802,245
2,542,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 2,595,330
2,154,000
LXP Industrial Trust, 2.700%, 9/15/30 ... 2,135,820
2,985,000
Ontario Teachers' Cadillac Fairview
Properties Trust, 3.875%, 3/20/27(b) ... 3,265,826
3,541,000
Physicians Realty L.P., 4.300%, 3/15/27 .. 3,931,637
2,673,000
Prologis L.P., 2.125%, 10/15/50 ........ 2,299,947
3,439,000
Sabra Health Care L.P., 5.125%, 8/15/26 . 3,785,768
5,037,000
SBA Tower Trust, 3.869%, 10/8/24(b) ... 5,215,238
3,261,000
Scentre Group Trust 1/Scentre Group Trust
2, 4.375%, 5/28/30(b) ............. 3,728,779
3,119,000
Spirit Realty L.P., 2.100%, 3/15/28 ..... 3,038,225
1,428,000
STORE Capital Corp., 2.750%, 11/18/30 . 1,417,648
3,308,000
Tanger Properties L.P., 2.750%, 9/1/31 ... 3,214,726
44,330,146
Food & Staples Retailing — 0.7%
3,028,000
AbbVie, Inc., 4.875%, 11/14/48 ........ 3,909,773
4,164,000
CVS Health Corp., 2.700%, 8/21/40 .... 4,022,106
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Food & Staples Retailing — (continued)
$ 2,891,000
Smithfield Foods, Inc., 5.200%, 4/1/29(b) $ 3,304,693
11,236,572
Gas Utilities — 0.3%
4,120,000
Sempra Energy, 3.800%, 2/1/38 ........ 4,531,241
Health Care Equipment & Services — 0.3%
3,497,000
HCA, Inc., 5.000%, 3/15/24 .......... 3,760,884
Health Care Providers & Services — 0.3%
2,031,000
Anthem, Inc., 3.600%, 3/15/51 ........ 2,262,860
2,633,000
Viatris, Inc., 3.850%, 6/22/40 ......... 2,795,821
5,058,681
Insurance — 4.6%
513,000
Alleghany Corp., 4.900%, 9/15/44 ...... 646,961
2,160,000
Aspen Insurance Holdings, Ltd., 4.650%,
11/15/23 ....................... 2,291,068
4,489,000
Athene Global Funding, 2.500%,
1/14/25(b) ..................... 4,606,869
4,117,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 4,457,520
3,564,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 3,871,136
4,657,000
Brighthouse Financial Global Funding,
1.550%, 5/24/26(b) ............... 4,595,958
2,598,000
Carlyle Finance, LLC, 5.650%, 9/15/48(b) 3,526,927
3,814,000
CNO Global Funding, 1.750%, 10/7/26(b) 3,770,100
4,090,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 4,013,644
4,249,000
F&G Global Funding, 2.000%, 9/20/28(b) 4,134,547
2,369,000
Fidelity National Financial, Inc., 3.200%,
9/17/51 ....................... 2,272,515
2,156,000
Global Atlantic Fin Co., 3.125%,
6/15/31(b) ..................... 2,136,572
2,388,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(b) ...................... 3,089,237
1,346,000
Loews Corp., 3.200%, 5/15/30 ........ 1,432,148
3,564,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(b)(c) ............ 3,917,503
3,239,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(b) ..................... 3,722,792
3,355,000
Reinsurance Group of America, Inc.,
3.900%, 5/15/29 ................. 3,671,751
4,042,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(b) ..................... 4,077,141
3,846,000
SBL Holdings, Inc., 5.000%, 2/18/31(b) .. 4,067,134
1,826,000
Symetra Financial Corp., 4.250%, 7/15/24 1,938,794
1,930,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 3,033,100
69,273,417
Internet & Direct Marketing Retail — 0.2%
3,517,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 3,405,395
IT Services — 0.2%
3,094,000
Fiserv, Inc., 3.200%, 7/1/26 ........... 3,273,100

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Machinery — 0.2%
$ 3,131,000
Deere & Co., 3.750%, 4/15/50 ......... $ 3,711,866
Media — 1.9%
4,741,000
Comcast Corp., 2.887%, 11/1/51(b) ..... 4,603,367
3,389,000
Comcast Corp., 3.700%, 4/15/24 ....... 3,601,140
6,095,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 7,578,984
3,790,000
Omnicom Group, Inc., 2.600%, 8/1/31 ... 3,844,877
4,937,000
Time Warner Cable, LLC, 6.550%, 5/1/37 6,472,297
1,786,000
ViacomCBS, Inc., 4.950%, 5/19/50 ..... 2,284,461
28,385,126
Metals & Mining — 0.3%
2,015,000
Southern Copper Corp., 3.500%, 11/8/22 . 2,055,300
2,311,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 2,962,817
5,018,117
Multi-Utilities — 0.5%
2,400,000
CMS Energy Corp., 4.700%, 3/31/43 .... 2,887,376
1,696,000
Progress Energy, Inc., 3.150%, 4/1/22 ... 1,698,830
3,056,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 3,625,325
8,211,531
Oil, Gas & Consumable Fuels — 1.8%
3,794,000
Baker Hughes Holdings, LLC/Baker
Hughes Co-Obligor, Inc., 2.061%,
12/15/26 ....................... 3,830,966
4,185,000
Devon Energy Corp., 5.600%, 7/15/41 ... 5,262,374
3,606,000
Devon Energy Corp., 5.875%, 6/15/28 ... 3,906,368
2,545,000
Halliburton Co., 7.450%, 9/15/39 ...... 3,747,942
1,503,000
Hess Corp., 5.800%, 4/1/47 ........... 1,925,861
1,725,000
HollyFrontier Corp., 4.500%, 10/1/30 ... 1,859,665
3,439,000
HollyFrontier Corp., 5.875%, 4/1/26 .... 3,858,634
2,917,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... 2,992,077
27,383,887
Pharmaceuticals — 0.2%
2,559,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(b) .................... 3,416,938
Road & Rail — 0.7%
2,334,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 2,994,600
1,590,000
Canadian Pacific Railway Co., 3.000%,
12/2/41 ....................... 1,630,627
1,919,000
FedEx Corp., 4.750%, 11/15/45 ........ 2,345,567
3,474,000
Kansas City Southern, 4.200%, 11/15/69 . 4,106,692
11,077,486
Semiconductors & Semiconductor Equipment
— 0.5%
167,000
Broadcom, Inc., 3.187%, 11/15/36(b) .... 166,983
3,086,000
Broadcom, Inc., 4.150%, 11/15/30 ...... 3,425,995
13,000
NVIDIA Corp., 3.500%, 4/1/50 ........ 14,876
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Semiconductors & Semiconductor Equipment
— (continued)
$ 4,110,000
TSMC Global, Ltd., 1.250%, 4/23/26(b) . $ 4,028,237
7,636,091
Software — 0.6%
3,736,000
Dell International, LLC/EMC Corp.,
3.450%, 12/15/51(b) .............. 3,592,603
3,275,000
Dell International, LLC/EMC Corp.,
6.020%, 6/15/26 ................. 3,787,291
1,339,000
VMware, Inc., 2.200%, 8/15/31 ........ 1,314,660
8,694,554
Specialty Retail — 0.3%
3,331,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(b) ..................... 3,930,371
Telecommunication Services — 0.9%
1,694,000
AT&T, Inc., 1.650%, 2/1/28 .......... 1,659,491
7,346,000
AT&T, Inc., 3.550%, 9/15/55 .......... 7,402,133
3,858,000
AT&T, Inc., 3.850%, 6/1/60 .......... 4,046,717
13,108,341
Tobacco — 0.6%
3,178,000
BAT Capital Corp., 4.540%, 8/15/47 .... 3,333,969
3,355,000
BAT Capital Corp., 4.700%, 4/2/27 ..... 3,692,873
2,359,000
Philip Morris International, Inc., 4.250%,
11/10/44 ....................... 2,701,318
9,728,160
Total Corporate Bonds
(Cost $576,695,129) .............. 598,389,093
MORTGAGE-BACKED SECURITIES — 15.3%
Fannie Mae
—
9.2%
18,490
5.000%, 9/1/25, Pool #255892 ......... 20,116
1,341,548
4.000%, 12/1/33, Pool #MA1689 ....... 1,446,292
821,513
4.000%, 6/1/34, Pool #MA1922 ........ 893,833
62,063
6.500%, 1/1/35, Pool #809198 ......... 71,275
769,730
4.000%, 3/1/35, Pool #MA2211 ........ 836,002
30,705
6.500%, 3/1/36, Pool #866062 ......... 34,540
328,966
5.500%, 8/1/37, Pool #995082 ......... 374,135
3,454,680
3.500%, 8/1/38, Pool #FM2472 ........ 3,676,531
147,986
4.500%, 10/1/39, Pool #AC2645 ....... 163,091
121,271
5.000%, 6/1/40, Pool #AD8718 ........ 137,268
121,711
5.000%, 6/1/40, Pool #AD4927 ........ 135,616
7,865,736
4.000%, 8/1/40, Pool #FM4673 ........ 8,563,364
13,867,873
1.500%, 12/1/40, Pool #MA4202 ....... 13,624,607
286,525
4.500%, 12/1/40, Pool #AH1100 ....... 313,806
160,384
4.500%, 3/1/41, Pool #AB2467 ........ 177,492
271,047
4.500%, 5/1/41, Pool #AI1023 ......... 296,970
195,225
4.500%, 11/1/41, Pool #AJ4994 ........ 215,845
269,891
4.500%, 12/1/41, Pool #AJ7696 ........ 298,380
547,999
3.500%, 6/1/42, Pool #AB5373 ........ 588,135
978,929
3.500%, 5/1/43, Pool #AL3605 ........ 1,051,320
526,156
3.500%, 5/1/43, Pool #AB9368 ........ 567,921

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 11,848,996
3.000%, 8/1/43, Pool #AL9500 ........ $ 12,624,051
1,244,853
3.500%, 8/1/43, Pool #AU0613 ........ 1,344,974
311,711
4.500%, 11/1/44, Pool #MA2100 ....... 344,277
832,707
4.500%, 1/1/45, Pool #MA2158 ........ 913,771
972,431
4.000%, 3/1/45, Pool #MA2217 ........ 1,062,640
910,762
4.000%, 6/1/46, Pool #MA2653 ........ 987,363
863,403
4.500%, 7/1/46, Pool #AS7568 ........ 935,612
1,214,778
4.000%, 11/1/46, Pool #MA2808 ....... 1,314,771
1,559,299
4.000%, 5/1/47, Pool #BE9598 ........ 1,672,967
1,465,902
4.000%, 8/1/47, Pool #BH5117 ........ 1,572,281
4,579,633
4.000%, 4/1/48, Pool #BM3900 ........ 4,896,361
2,371,243
5.000%, 8/1/48, Pool #CA2219 ........ 2,596,028
3,878,120
3.000%, 11/1/48, Pool #BM5822 ....... 4,056,564
5,820,964
3.500%, 10/1/49, Pool #CA4431 ....... 6,140,360
8,222,378
3.000%, 3/1/50, Pool #FM2714 ........ 8,524,651
3,650,900
2.500%, 5/1/50, Pool #FM3287 ........ 3,730,171
8,195,843
2.000%, 7/1/50, Pool #CA6301 ........ 8,212,707
7,296,697
2.500%, 7/1/50, Pool #CA6307 ........ 7,473,309
9,380,044
2.000%, 8/1/50, Pool #CA6799 ........ 9,399,369
10,781,081
2.500%, 9/1/50, Pool #BQ0538 ........ 11,017,880
4,329,852
2.500%, 9/1/50, Pool #BQ2883 ........ 4,425,129
5,262,688
3.000%, 10/1/50, Pool #CA7381 ....... 5,479,537
5,231,669
3.000%, 11/1/51, Pool #CB2170 ....... 5,466,146
137,677,458
Freddie Mac
—
6.1%
25,726
5.000%, 7/1/25, Pool #ZA1892 ........ 27,994
115,825
2.500%, 1/1/28, Pool #ZK4918 ........ 120,469
349,267
3.500%, 7/1/30, Pool #ZS8575 ........ 369,869
39,356
5.000%, 3/1/36, Pool #ZS4230 ........ 44,365
1,259,098
4.000%, 4/1/36, Pool #ZA2413 ........ 1,366,016
1,665,495
3.500%, 6/1/36, Pool #ZA2414 ........ 1,781,544
12,529
5.000%, 7/1/36, Pool #ZS1139 ........ 14,163
1,000,177
3.500%, 8/1/36, Pool #ZA2425 ........ 1,066,456
130,335
6.500%, 9/1/36, Pool #ZS4257 ........ 154,089
2,546,934
3.500%, 11/1/36, Pool #ZA2439 ....... 2,696,868
43,374
5.000%, 2/1/37, Pool #ZI5759 ......... 49,181
1,876,661
4.000%, 5/1/37, Pool #ZA2461 ........ 2,040,877
45,020
4.500%, 10/1/39, Pool #ZI9349 ........ 49,786
133,228
5.000%, 6/1/40, Pool #ZA1049 ........ 151,095
350,835
5.000%, 7/1/40, Pool #ZJ0194 ......... 396,309
38,199
5.000%, 9/1/40, Pool #ZA1066 ........ 42,904
7,293,841
2.000%, 12/1/40, Pool #RB5090 ....... 7,405,803
491,474
4.000%, 12/1/42, Pool #ZS3671 ....... 539,723
368,621
3.500%, 5/1/43, Pool #ZL5915 ........ 398,243
220,208
4.000%, 5/1/44, Pool #ZA4468 ........ 241,706
104,035
4.000%, 7/1/44, Pool #ZS4573 ........ 113,656
161,732
4.000%, 9/1/44, Pool #ZL8439 ........ 177,530
2,335,244
3.500%, 1/1/45, Pool #ZL8964 ........ 2,512,510
2,073,968
3.500%, 5/1/46, Pool #ZS4663 ........ 2,228,011
592,166
4.000%, 8/1/46, Pool #ZS4673 ........ 638,403
1,399,841
3.500%, 9/1/46, Pool #ZS4678 ........ 1,496,755
3,037,988
3.500%, 9/1/47, Pool #ZM4305 ........ 3,220,838
787,055
3.500%, 1/1/48, Pool #ZM5375 ........ 835,578
777,675
4.000%, 2/1/48, Pool #ZT1639 ........ 834,716
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 703,022
4.000%, 6/1/48, Pool #ZT0541 ........ $ 763,374
7,957,353
2.500%, 11/1/49, Pool #QA4396 ....... 8,130,377
3,631,985
3.000%, 11/1/49, Pool #QA4336 ....... 3,802,166
8,744,366
3.500%, 3/1/50, Pool #QA7838 ........ 9,488,855
3,629,393
3.500%, 6/1/50, Pool #RA2794 ........ 3,821,410
11,873,080
2.500%, 7/1/50, Pool #RA2970 ........ 12,165,648
7,166,555
2.000%, 8/1/50, Pool #RA3328 ........ 7,154,435
13,207,755
2.500%, 11/1/50, Pool #QB5838 ....... 13,553,243
311,326
3.000%, 1/1/51, Pool #SD8123 ........ 324,207
1,529,998
3.000%, 12/1/51, Pool #SD8184 ....... 1,588,380
91,807,552
Ginnie Mae
—
0.0%
63,558
5.000%, 2/15/40, Pool #737037 ........ 72,806
Total Mortgage-Backed Securities
(Cost $230,268,314) .............. 229,557,816
MUNICIPAL BONDS — 4.0%
Alabama — 0.2%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32 ....................... 3,045,461
California — 0.6%
2,675,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.448%, 11/1/27 ..... 2,628,000
2,230,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.648%, 11/1/28 ..... 2,187,741
2,370,000
San Diego County Water Authority, Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A, 1.531%,
5/1/30 ........................ 2,295,511
1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40 ........................ 1,896,418
9,007,670
Florida — 0.3%
1,905,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.147%, 6/1/29 . 1,936,699
1,810,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.197%, 6/1/30 . 1,838,417
3,775,116
Illinois — 0.8%
7,155,000
Sales Tax Securitization Corp., Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B, 3.057%,
1/1/34 ........................ 7,313,841

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Illinois — (continued)
$ 1,605,000
State of Illinois Sales Tax Revenue,
Public Improvements, Taxable Building
Revenue, 3.481%, 6/15/26 .......... $ 1,713,257
2,790,000
State of Illinois Sales Tax Revenue, Public
Improvements, Taxable Revenue, Series
B, 2.620%, 6/15/26 ............... 2,876,211
11,903,309
New York — 1.1%
4,630,000
Metropolitan Transportation Authority,
Taxable Green Bonds, Green Purpose
Revenue Bonds, Series C2, 5.175%,
11/15/49 ....................... 6,338,100
2,695,000
New York City Transitional Finance
Authority Future Tax Secured Revenue,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100, 3.330%, 2/1/28 . 2,888,744
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 7,417,410
16,644,254
North Carolina — 0.2%
2,317,000
Duke University, 3.299%, 10/1/46 ...... 2,543,790
Pennsylvania — 0.4%
2,320,000
City of Pittsburgh, PA, Refunding, Taxable
Revenue Bonds, G.O., Series B, 1.189%,
9/1/26 ........................ 2,275,433
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 4,252,889
6,528,322
Texas — 0.4%
1,580,000
Dallas Area Rapid Transit, Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100,
1.846%, 12/1/30 ................. 1,567,739
4,605,000
Tarrant Regional Water District, Advance
Refunding Revenue Bonds, Series S,
1.450%, 9/1/29 .................. 4,408,689
5,976,428
Total Municipal Bonds
(Cost $57,144,228) ............... 59,424,350
U.S. TREASURY BONDS — 2.6%
28,780,300
2.500%, 2/15/45 ................. 31,767,380
7,543,800
1.375%, 8/15/50 ................. 6,639,723
Total U.S. Treasury Bonds
(Cost $37,326,629) ............... 38,407,103
Principal
Amount Fair Value
U.S. TREASURY NOTES — 0.7%
$ 11,036,900
0.250%, 7/31/25 ................. $ 10,709,673
550,400
2.625%, 2/15/29 ................. 595,529
Total U.S. Treasury Notes
(Cost $11,341,852) ............... 11,305,202
Shares
MONEY MARKET FUND — 0.5%
7,302,335
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(f) ........
7,302,335
Total Money Market Fund
(Cost $7,302,335) ................ 7,302,335
Total Investments — 100.2%
(Cost $1,477,600,911) .......................... 1,505,923,291
Net Other Assets (Liabilities) — (0.2)% .............. (2,782,819)
NET ASSETS — 100.0% .......................
$ 1,503,140,472
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 7,302,335(a) $ 1,498,620,956(b) $ — $ 1,505,923,291
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.